Financial instruments - Summary of Changes in Fair Value of Level 3 Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Assets:
Beginning balance		¥ 34,107,490
Ending balance		35,293,173		¥ 34,107,490
Liabilities:
Beginning balance		26,351,385
Ending balance		26,783,022		26,351,385
Level 3 of fair value hierarchy [member] | Financial liabilities required to be measured at FVPL [member] | Contingent consideration [member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		50,343		51,512
Net income		(3,013)		182
Other comprehensive income		(260)		6,614
Purchases		3,101		4,363
Sales and settlements		(24,221)		(12,328)
Others	[1]	(165)
Ending balance		25,785		50,343
Level 3 of fair value hierarchy [member] | Financial liabilities designated to be measured at FVPL [member] | Redeemable Non Controlling Interests [Member] | Recurring fair value measurement [member]
Liabilities:
Beginning balance		54,028		47,326
Net income		(610)		(3,396)
Other comprehensive income		(348)		5,345
Purchases		6,199		5,294
Sales and settlements		(6,306)		(541)
Ending balance		52,963		54,028
Level 3 of fair value hierarchy [member] | Equity Contracts [Member] | Financial liabilities required to be measured at FVPL [member] | Derivatives [member] | Recurring fair value measurement [member]
Liabilities:
Net income		121,082
Other comprehensive income		(2,476)
Ending balance		118,606
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		20		38
Purchases		33		20
Sales and settlements				(18)
Other		(20)	[1]	(20)
Ending balance		33		20
Level 3 of fair value hierarchy [member] | Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		138,848		171,622
Net income		9		8
Other comprehensive income		(27,065)		(32,782)
Ending balance		111,792		138,848
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		2,933		3,377
Net income		(53)		171
Purchases				317
Sales and settlements		(31)
Other				(932)
Ending balance		2,849		2,933
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		5,923		3,541
Net income		119		642
Purchases				1,740
Ending balance		6,042		5,923
Level 3 of fair value hierarchy [member] | Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		34,757		24,672
Net income		(939)		1,315
Other comprehensive income		(452)		255
Purchases		48,023		29,150
Sales and settlements		(17,628)		(19,148)
Transfers out of Level 3	[2]	(2,693)		(1,487)
Ending balance		61,068		34,757
Level 3 of fair value hierarchy [member] | Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		22,008		40,591
Net income		(1,605)		1,483
Other comprehensive income		37		34
Purchases		40,906		7,905
Sales and settlements		(12,468)		(24,437)
Transfers out of Level 3				(3,568)
Ending balance		48,878		22,008
Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		67,355		60,796
Net income		2,580		3,781
Other comprehensive income		(94)		736
Purchases		35,176		8,677
Sales and settlements		(37,968)		(6,635)
Other	[1]	(186)
Ending balance		66,863		67,355
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		9,434		6,789
Net income		(1,725)		595
Other comprehensive income		(1)		1
Purchases		2,391		1,951
Sales and settlements		(421)		(152)
Other				250
Ending balance		9,678		9,434
Level 3 of fair value hierarchy [member] | Equity securities [member] | Financial assets designated to be measured at FVOCI [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		249,181		324,028
Other comprehensive income		(16,430)		(6,987)
Purchases		7,200		6,342
Sales and settlements		(2,185)		(73,874)
Transfers out of Level 3	[2]	(1,699)		(1,175)
Other		66,421	[1]	847
Ending balance		302,488		249,181
Level 3 of fair value hierarchy [member] | Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member] | Recurring fair value measurement [member]
Assets:
Beginning balance		2,379		4,692
Net income				(2,816)
Other comprehensive income		(33)		503
Ending balance		¥ 2,346		¥ 2,379

[1]	The increase in equity securities designated to be measured at fair value through other comprehensive income is mainly due to a change in the scope of consolidation.
[2]	Previously, the amount of transfers was calculated by assuming that transfers between levels occurred at the beginning of each quarterly consolidated accounting period. However, from the consolidated accounting period of the fiscal year ending March 31, 2025, the calculation of the amount of transfers has been changed to assume that transfers between levels occurred at the beginning of the interim consolidated accounting period. The amount of transfers between levels for the consolidated accounting period of the fiscal year ended March 31, 2024 is also calculated assuming that transfers between levels occurred at the beginning of the interim consolidated accounting period.